Note 10 - Taxes on Income - Schedule of Greek refundable income tax (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Refundable Greek income tax attributable to:
Current operations	$ 1,219	$ 4,300	$ 12,800
Nondeductible expenses
Less, Change in valuation allowance	(1,219)	(4,300)	(12,800)
Net refundable amount